Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 170,431	$ 86,287
Restricted cash	3,350	3,444
Accounts receivable, net	19,121,048	17,713,709
Prepayments	7,786,556	5,509,169
Other receivables	2,953,751	1,117,601
Loans receivables	1,022,107
Total Current Assets	31,057,243	26,470,087
PROPERTY AND EQUIPMENT, NET	535,035	891,519
OTHER ASSETS
Operating right-of-use assets, net	2,413	14,543
Deferred tax assets	138,784	136,936
Deposits	156,179	214,230
Deferred offering costs	489,591	422,223
Total other assets	786,967	787,932
Total assets	32,379,245	28,149,538
CURRENT LIABILITIES:
Short-term bank borrowings	2,493,390	2,291,582
Accounts payable	608,230	1,269,510
Other payables and accrued liabilities	876,688	550,718
Tax payable	7,899,124	6,106,965
Current maturities of loans from other financial institutions	333,012	556,284
Operating lease liabilities, current	5,052	13,549
Total current liabilities	13,862,008	12,059,373
OTHER LIABILITIES
Operating Lease liabilities, non-current		2,997
Long-term loans from other financial institutions	144,696	389,194
Total other liabilities	144,696	392,191
Total liabilities	14,006,704	12,451,564
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Shares subscription receivables	(1,200)	(1,200)
Additional paid-in capital	2,957,300	2,957,300
Statutory reserves	895,682	895,682
Retained earnings	15,907,979	12,734,276
Accumulated other comprehensive loss	(1,388,420)	(889,284)
Total shareholders’ equity	18,372,541	15,697,974
Total liabilities and shareholders’ equity	32,379,245	28,149,538
Related Party
CURRENT ASSETS
Amount due from related parties		2,039,877
CURRENT LIABILITIES:
Amount due to related parties	1,646,512	1,270,765
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	720	720
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	$ 480	$ 480